Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Property, Plant and Equipment

 Note 14 | Property, plant and equipment

			Machinery	Mine
	Land and	Buildings and	and	Development	Assets Under
Improvements		Improvements	Equipment	Costs	Construction	Total
Useful life range (years)	3 – 85	1 – 65	1 – 80	1 – 60	n/a
Carrying amount – December 31, 2023	1,175	6,376	11,327	1,115	2,468	22,461
Additions	‐	1	7	‐	2,073	2,081
Additions – Right-of-use ("ROU") assets	‐	61	356	‐	‐	417
Disposals	(4)	(11)	(30)	(2)	(9)	(56)
Transfers	119	222	1,632	296	(2,269)	‐
Foreign currency translation and other	(14)	(40)	(5)	20	42	3
Depreciation	(45)	(210)	(1,170)	(142)	‐	(1,567)
Depreciation – ROU assets	(2)	(56)	(362)	‐	‐	(420)
Impairment	(1)	(59)	(60)	‐	(195)	(315)
Carrying amount – December 31, 2024	1,228	6,284	11,695	1,287	2,110	22,604
Balance – December 31, 2024 is composed of:
Cost	1,726	9,193	24,421	3,223	2,110	40,673
Accumulated depreciation and
impairments	(498)	(2,909)	(12,726)	(1,936)	‐	(18,069)
Carrying amount – December 31, 2024	1,228	6,284	11,695	1,287	2,110	22,604
Balance – December 31, 2024 is composed of:
Owned property, plant and equipment	1,200	5,916	10,832	1,287	2,110	21,345
ROU assets	28	368	863	‐	‐	1,259
Carrying amount – December 31, 2024	1,228	6,284	11,695	1,287	2,110	22,604
Carrying amount – December 31, 2022	1,201	6,340	11,017	1,108	2,101	21,767
Additions	1	5	37	‐	2,422	2,465
Additions – ROU assets	1	70	338	‐	‐	409
Disposals	(6)	(7)	(37)	‐	(1)	(51)
Transfers	26	188	1,401	237	(1,852)	‐
Foreign currency translation and other	12	34	99	3	(165)	(17)
Depreciation	(39)	(184)	(1,054)	(138)	‐	(1,415)
Depreciation – ROU assets	(2)	(60)	(326)	‐	‐	(388)
Impairment	(19)	(10)	(148)	(95)	(37)	(309)
Carrying amount – December 31, 2023	1,175	6,376	11,327	1,115	2,468	22,461
Balance – December 31, 2023 is composed of:
Cost	1,631	9,050	23,237	2,938	2,468	39,324
Accumulated depreciation and
impairments	(456)	(2,674)	(11,910)	(1,823)	‐	(16,863)
Carrying amount – December 31, 2023	1,175	6,376	11,327	1,115	2,468	22,461
Balance – December 31, 2023 is composed of:
Owned property, plant and equipment	1,145	5,980	10,486	1,115	2,468	21,194
ROU assets	30	396	841	‐	‐	1,267
Carrying amount – December 31, 2023	1,175	6,376	11,327	1,115	2,468	22,461

Depreciation breakdown	2024	2023
Freight, transportation and distribution	176	165
Cost of goods sold	1,303	1,157
Selling expenses	464	453
General and administrative expenses	42	48
Depreciation recorded in earnings	1,985	1,823
Depreciation recorded in inventory	159	145

Impairment of Assets

For each cash generating unit (“CGU”) or groups of CGUs in which we complete an impairment analysis, the recoverable amount estimate used the following key assumptions: our forecasted EBITDA, discount rate, long-term growth rate and recoverable market value. For our Phosphate CGUs, we also estimate the end of expected mine life. We used key assumptions that were based on historical data and estimates of future results from internal sources, independent third-party price benchmarks, and mineral reserve technical reports (relating to Phosphate CGUs), as well as industry and market information.

Retail – Brazil

In 2024, we recorded an impairment loss of $335 million on our Retail – Brazil CGU due to a decrease in our forecasted EBITDA as a result of ongoing market instability and more moderate margin expectations. Of the total impairment amount recognized, $120 million related to the impairment of property, plant and equipment and $215 million related to intangible and other assets within the CGU.

We used the fair value less cost to dispose (“FVLCD”) methodology (Level 3) based on a market approach using the sales comparison method to assess the recoverable value of the Retail – Brazil CGU at June 30, 2024. This is a change from the methodology used in our 2023 analysis, as the market approach resulted in a more representative fair value of the CGU as restructuring initiatives in Brazil are currently being developed. In 2023, we used the FVLCD methodology based on after-tax discounted cash flows (10-year projections plus a terminal value) and an after-tax discount rate (14.4 percent). In 2024, we incorporated assumptions that an independent market participant would apply.

June 30, 2024	Retail – Brazil
Recoverable amount comprised of:
Working capital and other	324
Property, plant and equipment	92
Intangible assets	‐

The key assumptions with the greatest influence on the calculation of the impairment are the estimated recoverable value of property, plant and equipment and intangible assets. Any change to these estimates could directly impact the impairment amount.

In 2023, we recorded an impairment of $465 million on our Retail – South America groups of CGUs. Prior to June 30, 2023, the Retail – Brazil CGU was part of the Retail – South America group of CGUs at which time the goodwill of the group was deemed to be fully impaired.

Nitrogen

In 2024, we decided that we are no longer pursuing our Geismar Clean Ammonia project. As a result, we recorded an impairment loss of $195 million to fully write off the amount of property, plant and equipment related to this project. As the project was cancelled before it generated revenue, the recoverable amount, which was based on its value in use was $nil.

In 2023, we identified an impairment trigger for our Trinidad CGU, part of our Nitrogen segment, due to a new natural gas contract and the resulting outlook for higher expected natural gas costs and constrained near-term availability. As a result, we recognized an impairment loss of $76 million. We expect improved natural gas availability in Trinidad as the development of additional natural gas fields is anticipated to add new natural gas supply starting in 2026.

Phosphate

In 2023, we completed an impairment analysis for our Phosphate CGUs, White Springs and Aurora, due to a decrease in our forecasted phosphate margins. As a result, we recognized an impairment loss of $233 million in our White Springs CGU.